DWS International Equity Fund

Supplement to the currently effective Statement of Additional Information

--------------------------------------------------------------------------------


Effective September 14, 2006, DWS International Equity Fund - Institutional Class is no longer available.









































               Please Retain this Supplement for Future Reference

September 14, 2006